Net loss per share - Computation (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Numerator:
Net loss attributable to common stockholders - basic	$ (24,608)		$ (11,657)		$ (51,529)		$ (31,545)		$ (10,019)
Net loss attributable to common stockholders - diluted	$ (24,608)		$ (11,657)		$ (51,529)		$ (31,545)		$ (10,019)
Denominator:
Weighted-average common stock outstanding, basic (in shares)	123,144,097	[1]	125,385,841	[1]	119,647,777	[2]	125,342,746	[2]	127,161,731	[2]
Weighted-average common stock outstanding, diluted (in shares)	123,144,097	[1]	125,385,841	[1]	119,647,777	[2]	125,342,746	[2]	127,161,731	[2]
Net loss per share attributable to common stockholders - basic (in usd per share)	$ (0.2)		$ (0.09)		$ (0.43)		$ (0.25)		$ (0.08)
Net loss per share attributable to common stockholders - diluted (in usd per share)	$ (0.2)		$ (0.09)		$ (0.43)		$ (0.25)		$ (0.08)

[1]	Weighted-average shares for the three months ended March 31, 2022 have been retroactively restated to give effect to the Merger.
[2]	Weighted-average shares have been retroactively restated to give effect to the Merger.